Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 97.9%
Belgium — 1.0%
Anheuser-Busch InBev N.V.	23,120	$1,457,314
Brazil — 4.4%
Ambev S.A., ADR	204,906	561,442
B3 S.A. - Brasil Bolsa Balcao	109,044	1,059,123
Lojas Renner S.A.	407,052	3,074,233
Notre Dame Intermedica Participacoes S.A.	40,450	595,757
XP, Inc., Class A*	27,045	1,018,785
		6,309,340
China — 29.4%
Alibaba Group Holding Ltd.*	169,165	4,787,216
Autohome, Inc., ADR	17,289	1,612,545
Baozun, Inc., ADR*	23,965	914,025
Chacha Food Co., Ltd., Class A	205,474	1,536,275
China Tourism Group Duty Free Corp., Ltd., Class A	31,801	1,484,920
ENN Energy Holdings Ltd.	169,445	2,717,973
Foshan Haitian Flavouring & Food Co., Ltd., Class A	27,466	669,575
Hundsun Technologies, Inc., Class A	146,272	1,874,424
Meituan, Class B*	16,546	634,674
NetEase, Inc.	113,559	2,310,883
NetEase, Inc., ADR	16,283	1,681,383
Shanghai M&G Stationery, Inc., Class A	48,568	632,829
Shenzhou International Group Holdings Ltd.	39,007	808,329
Sunny Optical Technology Group Co., Ltd.	56,419	1,285,994
Tencent Holdings Ltd.	114,172	8,958,583
Toly Bread Co., Ltd., Class A	195,392	1,425,423
Wuliangye Yibin Co., Ltd., Class A	75,551	3,088,658
Yum China Holdings, Inc.	59,267	3,509,199
Yum China Holdings, Inc.	43,741	2,554,432
		42,487,340
Hong Kong — 5.0%
Budweiser Brewing Co., APAC, Ltd.	1,101,318	3,286,628
Hong Kong Exchanges & Clearing Ltd.	19,670	1,157,312
MTR Corp., Ltd.	216,847	1,228,709
Techtronic Industries Co., Ltd.	46,680	798,606
Vitasoy International Holdings Ltd.	212,808	818,482
		7,289,737
India — 12.4%
Eicher Motors Ltd.*	38,200	1,360,495
HCL Technologies Ltd.	362,032	4,865,716
HDFC Bank Ltd.*	77,017	1,573,390
Housing Development Finance Corp. Ltd.	91,275	3,118,621
Kotak Mahindra Bank Ltd.*	94,001	2,253,800
Tata Consultancy Services Ltd.	111,181	4,832,422
		18,004,444
	Number of Shares	Value†

Indonesia — 5.2%
Bank Central Asia Tbk PT	1,084,191	$2,319,534
Bank Rakyat Indonesia Persero Tbk PT	8,716,342	2,640,407
Telekom Indonesia Persero Tbk PT	11,007,673	2,591,824
		7,551,765
Malaysia — 1.4%
Public Bank Bhd	2,023,725	2,049,836
Mexico — 2.8%
Fomento Economico Mexicano S.A.B. de C.V., ADR	26,748	2,014,927
Wal-Mart de Mexico S.A.B. de C.V.	634,793	2,004,740
		4,019,667
Netherlands — 1.5%
Heineken N.V.	20,532	2,109,704
Singapore — 2.8%
BOC Aviation Ltd.	63,331	613,425
United Overseas Bank Ltd.	178,284	3,423,339
		4,036,764
South Africa — 2.9%
Naspers Ltd., Class N	17,497	4,186,608
South Korea — 13.1%
LG Household & Health Care Ltd.	1,385	1,921,317
NAVER Corp.	10,670	3,554,310
NCSoft Corp.	1,077	830,767
Samsung Electronics Co., Ltd.	62,124	4,468,207
SK Hynix, Inc.	69,700	8,160,150
		18,934,751
Taiwan — 11.9%
Largan Precision Co., Ltd.	11,975	1,347,203
Realtek Semiconductor Corp.	82,277	1,424,485
Taiwan Semiconductor Manufacturing Co., Ltd.	562,231	11,566,593
Win Semiconductors Corp.	204,791	2,806,340
		17,144,621
Thailand — 2.8%
Airports of Thailand PCL	593,261	1,309,920
CP ALL PCL	1,270,667	2,815,798
		4,125,718
United Kingdom — 1.3%
Unilever PLC	34,227	1,909,766
TOTAL COMMON STOCKS (Cost $107,776,472)		141,617,375

WARRANTS — 0.5%
Vietnam — 0.5%
Vietnam Dairy Products JSC, expiration date 02/04/22* (Cost $716,835)	151,740	713,269

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $2,563,547)	2,563,547	$2,563,547
TOTAL INVESTMENTS — 100.2% (Cost $111,056,854)		$144,894,191
Other Assets & Liabilities — (0.2)%		(281,887)
TOTAL NET ASSETS — 100.0%		$144,612,304

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PCL— Public Company Limited.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Apparel	0.6%	$808,329
Auto Manufacturers	1.0	1,360,495
Banks	10.1	14,260,306
Beverages	9.4	13,337,155
Computers	3.4	4,832,422
Cosmetics & Personal Care	2.7	3,831,083
Diversified Financial Services	4.9	6,967,266
Engineering & Construction	0.9	1,309,920
Food	2.6	3,631,273
Gas	1.9	2,717,973
Hand & Machine Tools	0.6	798,606
Healthcare Services	0.4	595,757
Internet	18.0	25,478,728
Miscellaneous Manufacturing	1.8	2,633,197
Retail	11.3	16,076,151
Semiconductors	20.1	28,425,775
Software	7.6	10,732,406
Telecommunications	1.8	2,591,824
Transportation	0.9	1,228,709
	100.0%	$141,617,375
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